Submission	Jun. 27, 2025
Submission [Line Items]
Central Index Key	0001570827
Registrant Name	Victory Capital Holdings, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES